Loans, allowance for loan losses and credit quality - Counterparty rating (Details 3) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	SFr 236,619	SFr 235,019	SFr 234,069
Value of collateral	208,599	208,626
Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	185,146	184,008
Value of collateral	164,993	166,086
Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	49,769	49,542
Value of collateral	42,665	41,583
Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,704	1,469
Value of collateral	941	957
Corporate and institutional
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	109,585	107,548	107,712
Corporate and institutional | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	69,750	67,573
Corporate and institutional | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	38,540	38,947
Corporate and institutional | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,295	1,028
Real estate
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	22,548	22,789
Real estate | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	17,801	17,717
Real estate | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,679	4,995
Real estate | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	68	77
Commercial and industrial loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	66,571	63,420
Commercial and industrial loans | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	34,160	31,720
Commercial and industrial loans | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	31,335	30,898
Commercial and industrial loans | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,076	802
Financial institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	19,587	20,545
Financial institutions | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	16,977	17,445
Financial institutions | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,474	2,951
Financial institutions | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	136	149
Governments and public institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	879	794
Governments and public institutions | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	812	691
Governments and public institutions | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	52	103
Governments and public institutions | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	15	0
Consumer
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	127,034	127,471	SFr 126,357
Consumer | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	115,396	116,435
Consumer | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	11,229	10,595
Consumer | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	409	441
Mortgages
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	89,695	88,566
Mortgages | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	81,361	79,664
Mortgages | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	8,135	8,697
Mortgages | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	199	205
Loans collateralized by securities
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	36,270	37,833
Loans collateralized by securities | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	33,295	36,028
Loans collateralized by securities | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,857	1,667
Loans collateralized by securities | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	118	138
Consumer finance
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,069	1,072
Consumer finance | Investment grade | AAA to BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	740	743
Consumer finance | Non-investment grade | BB to C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	237	231
Consumer finance | Non-investment grade | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	SFr 92	SFr 98